Other financial liabilities -Additional information (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Other Financial Liabilities
Underwriting expense	$ 7,280
Legal fees	2,016	$ 1,160
Share capital
Other Financial Liabilities
Underwriting expense	5,303
CMPL
Other Financial Liabilities
Contingent consideration	215,330
Glencore
Other Financial Liabilities
Underwriting expense	1,000		$ 3,373
Deferred fees	0		$ 2,995
Legal fees	$ 5,079